January 23, 1996

Securities and Exchange Commission
450 Fifth Street N.W.
Washington, D.C. 20549

 RE: SIT Growth Fund, Inc.                     File Nos. 2-75151 and 811-03342
     SIT Growth & Income Fund, Inc.            File Nos. 2-75152 and 811-03343
     SIT Mutual Funds, Inc.                    File Nos. 33-42101-and 811-6373
         Series A: SIT International Growth Fund
         Series B: SIT Balanced Fund
         Series C: SIT Developing Markets Growth Fund
         Series D: SIT Small Cap Growth Fund
     SIT U.S. Government Securities Fund, Inc. File Nos. 33-11549 and 811-04995
     SIT Mutual Funds II, Inc.                 File Nos. 2-91312 and 811-04033
         Series A: SIT Tax-Free Income Fund
         Series B: SIT Minnesota Tax-Free Income Fund
         Series C: SIT Bond Fund
     SIT Money Market Fund, Inc.               File Nos. 2-91313 and 811-04032

Ladies and Gentlemen:

Pursuant to Rule 497(d) on behalf of the above-referenced SIT Mutual Funds (each, a "Registrant" and, collectively, the "Registrants), in connection with the registration of each Registrant under the Investment Company Act of 1940 (the "1940 Act") and the registration of each Registrant's shares of common stocks under the Securities Act of 1933 (the "1933 Act"), I herewith enclose and file a prospectus supplement as follows:

                                        Sincerely,

                                        Parnell M. Kingsley
                                        Assistant Secretary

                            SIT MUTUAL FUND GROUP

  STOCK FUNDS                              BOND FUNDS
Developing Markets Growth Fund           Bond Fund
Small Cap Growth Fund                    Minnesota Tax-Free Income Fund
International Growth Fund                Tax-Free Income Fund
Growth Fund, Inc.                        U.S. Government Securities Fund, Inc.
Growth & Income Fund, Inc.               Money Market Fund, Inc.
Balanced Fund


Supplement dated January 23, 1996 to the Stock Funds Prospectus dated
                             November 1, 1995 and
                the Bond Funds Prospectus dated August 1, 1995

Effective January 2, 1996 the second paragraph under Custodian and Transfer Agent on page 34 of the Stock Funds' Prospectus and page 32 of the Bond Funds' Prospectus is amended and replaced in its entirety as follows:

Pursuant to the terms of a Transfer Agency Agreement with each Fund, First Data Investor Services is the transfer agent and dividend disbursing agent for each Fund. First Data Investor Services processes purchase orders, redemption orders and all related shareholder services.